Overview and Summary of Significant Accounting Policies (Q2) (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 14, 2025	Apr. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Payments of stock issuance costs							$ 27,763	$ 0
Compensation expense				$ 145,005		$ 7,660	328,978	15,849	$ 31,487	$ 15,154	$ 1,490
Tax withholdings on settlement of shares				92,541	$ 15,685
Deferred offering costs									10,000	0
Conversion ratio	20		20
Research and development expense				80,000		$ 12,000	$ 150,000	$ 21,000	$ 56,000	$ 21,000	$ 5,000
Number of operating segments							1		1
Number of reportable segments							1		1
Line of Credit | DDTL 2.0 Facility
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Restricted cash, current		$ 500,000
IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Compensation expense			$ 177,000
Capitalized costs			$ 17,000
Tax withholdings on settlement of restricted stock units (in shares) | shares			392,135
Shares issued (in shares) | shares			518,785
Restricted cash, current				500,000			$ 500,000
Deferred offering costs				$ 31,000			$ 31,000
Common Class A | IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued in transaction (in shares) | shares			36,590,000
Sale of stock price (usd per share) | $ / shares			$ 40		$ 40
Proceeds from sale of stock			$ 1,400,000
Payments of stock issuance costs			$ 31,000
Conversion of stock, shares issued (in shares) | shares			155,111,700
Tax withholdings on settlement of shares			$ 16,000
Common Class A | Over-Allotment Option
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued in transaction (in shares) | shares		1,760,000
Proceeds from sale of stock		$ 68,000
Redeemable Class A Common Stock | IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Conversion of stock, shares issued (in shares) | shares			29,874,066